Interests in Other Entities (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2023	Nov. 25, 2022
Interests in Other Entities (Details) [Line Items]
Interest, percentage	17.50%	17.50%
Exercise share option (in Pounds)	£ 735,000
Ateria [Member]
Interests in Other Entities (Details) [Line Items]
Interest, percentage	17.50%